Material accounting policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Material accounting policies	Material accounting policies
The material accounting policies described below have been consistently applied in the preparation of the consolidated financial statements.
a.Consolidation
The consolidated financial statements include the financial statements of the Group and all entities controlled by the Group. Details of the subsidiaries included in the consolidated financial statements are set out in Note 5.
Control is achieved when the Group not only has power to direct the financial and operating policies of the investee or rights to variable returns from its involvement with the investee, but also has the ability to use its power to affect the investor’s returns from its involvement with the investee. Thus, an investor or an entity with decision-making rights shall determine whether it is a principal or an agent. An investor or an entity that is an agent does not control an investee when it exercises decision-making rights delegated to it. In these situations, the Group may invest in certain investment funds that it manages holding investment fund units with the same rights as the other investment fund investors. The investment funds and their investees are not consolidated by the Group, given that they operate as agents. These investments did not give the Group control nor significant influence over the respective investment funds.
Additionally, although the Group may exercise some level of influence over investments held in other investment funds in which it invests, it does not have control over the underlying Portfolio Companies held by those funds. Therefore, these investments are accounted for as financial assets and classified as Fair Value Through Profit or Loss (“FVTPL”). Details of these investment funds are included in note 12(b).
Intercompany balances are eliminated, as well as any income and expenses arising from transactions between the subsidiaries and the Company, if any.
Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.
Net income and other comprehensive income are attributed to the owners of the Company and non‑controlling interests.
b.Investments in associates
Associates are entities over which the Group has significant influence but not control or joint control and are accounted for using the equity method. In assessing significant influence, the Group considers the investment held and its power to participate in the financial and operating policy decisions of the investee through its voting or other rights.
Under the equity method, investments in associates are initially recognized at cost, which include transaction costs, and subsequently adjusted for the Group’s share of net income and other comprehensive income in equity accounted investees until the date on which significant influence or joint control cease. Any excess of the acquisition cost over the Group’s share of the net fair value of identifiable assets and liabilities acquired is recognized as goodwill and included in the carrying amount of the investment, net of impairment, with both fixed and contingent consideration included at acquisition date.
c.Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The acquisition date is the date on which the Group effectively obtains control of the acquiree. The total consideration is determined by:
•fair value of the assets and liabilities acquired;
•fair value of equity instruments issued, and
•contingent consideration, measured at fair value at the acquisition date.
Identifiable assets acquired and liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair value at the acquisition date. Contingent consideration obligations that are elements of purchase consideration are recognized as of the acquisition date either as equity or a financial liability. Expected cash outflows relating to the business combination are estimated and discounted to fair value based on the terms of the purchase agreement and the Group’s knowledge of the acquired business and how the current economic environment is likely to impact it. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (shall not to exceed one year from the acquisition date) about facts and circumstances which existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments is dependent on how the contingent consideration was classified. Contingent consideration that was classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates, with changes in fair value recognized in net income. Acquisition-related costs incurred in connection with a business combination, other than those associated with the issue of debt or equity securities are expensed as incurred.
d.Cash and cash equivalents
Cash and cash equivalents represent cash on hand, cash held in banks and short-term, highly liquid investments (maturity equal to or less than 90 days from the date of acquisition) that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash is measured at amortized cost which approximates fair value. Cash equivalents are recorded at the fair value of the underlying assets on the reporting date.
e.Client funds on deposit and receivable and Client funds payable
Client funds on deposit and receivable include amounts representing cash held with Chilean financial institutions for clients of Moneda Corredores de Bolsa Limitada (“MCB”). It consists of accounts in which clients maintain a cash balance or transactions where the settlement date for the purchase of securities has not yet occurred. Amounts are due from clients on the settlement date of the transaction for cash accounts. Settlement of transactions take place within a period not exceeding 3 days. These activities are in accordance with the Comisión para el Mercado Financiero (“CMF”) in Chile and other regulatory authorities and are subject to MCB’s monitoring procedures. The corresponding liabilities related to the above accounts and transactions are included in Client funds payable.
Client funds on deposit & receivable and Client funds payable are financial instruments that are initially recognized at fair value and subsequently measured at amortized cost that approximates fair value.
f.Financial instruments
A financial instrument is recognized when the Group becomes a party to a contract that gives rise to a financial asset or a financial liability or an equity instrument. Financial assets are no longer recognized when the Group’s contractual rights to receive cash flows from the assets have expired or if the Group has transferred the control over substantially all risks and rewards of ownership. Financial liabilities are no longer recognized when these obligations are discharged or cancelled.
Non-derivative financial instruments are comprised of cash and cash equivalents, deposit on lease agreement, project advances, short and long-term investments, client funds, accounts receivable, loans, contingent and deferred considerations payable on acquisition, gross obligations under put option, commitments subject to possible redemption, asset-backed payables and other liabilities. Lease obligations are also included in our analysis of financial instruments for liquidity risk purposes.
Derivative financial instruments are comprised of call options, energy trading contracts and public warrant liabilities. The instruments are financial contracts where the value is derived from the underlying assets, interest rates, indexes or currency exchange rates. Derivative financial instruments are also classified as securities unless they are designated as effective hedging instruments. Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. Derivative financial instruments are classified in the Group’s Consolidated Statement of Financial Position as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
(i)Financial assets
At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition or issue of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed as incurred within the consolidated statement of income.
Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:
•amortized cost
•fair value through profit or loss (FVTPL)
•fair value through other comprehensive income (FVOCI).
In the years presented, the Group does not have any financial assets designated as FVOCI or financial assets designated as hedging instruments.
The classification is determined by both:
•the entity’s business model for managing the financial asset
•the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in net income are presented within finance income or finance expense, except for expected credit losses provided for on accounts receivables that would be presented as a separate line item in the consolidated statement of income (no trade receivables have previously been impaired). The Group has assessed all financial assets to have low credit risk.
Amortized cost
A financial asset is measured at amortized cost, if both of the following conditions are met: (a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. These assets are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest rate method, less any impairment losses. Receivables with a short duration are measured at their transaction price.
Fair value through profit or loss
A financial asset shall be measured at fair value through profit or loss unless it is measured at amortized cost or at fair value through other comprehensive income.
(ii)Financial liabilities
All financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss (contingent considerations payable from acquisitions, energy trading contracts as well as warrant liabilities are accounted for at fair value through profit or loss). After initial recognition, an entity cannot reclassify any financial liability.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. It is treated as the derecognition of the original liability and the recognition of a new liability when an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in net income.
g.Impairment losses
Financial assets
The Group considers the allowance for losses on financial assets at amortized cost for forward looking Expected Credit Losses. The Group holds receivables with no financing component that have maturities of less than 1 year at amortized cost and as such has chosen to apply an approach similar to the simplified approach for expected credit losses to all its receivables. Therefore, the Group does not track changes in credit risk for the purpose of the loss allowance, but instead recognizes a loss allowance based on lifetime expected credit losses at each reporting date. The Group uses both quantitative and qualitative analysis, consider historical experience and update the credit assessment of receivables from customers when calculating expected credit losses.
An impairment loss in a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows, and it is recognized immediately in the consolidated statement of income. This impairment loss is reversed if justified by any event that occurs after its recognition.
Non-financial assets
The carrying amounts of the Group’s non-financial assets are tested for impairment if there is any indication of loss in its recoverable amount. An impairment loss is recognized if an asset’s carrying amount exceeds its recoverable amount recorded in the consolidated financial statements.
The recoverable amount of an asset is the higher of its value in use and its fair value less costs to sell. To measure the value in use ("VIU"), future cash flows are discounted using a discount rate to arrive at a present value that reflects current market valuations and the asset’s risks.
CGUs with allocated goodwill are tested annually for impairment or more often if indicators of impairment exist.
h.Gross obligation under put option
The Group has granted options to non-controlling interest shareholders of certain consolidated subsidiaries. Liabilities from put options granted represent contracts that impose (or may potentially impose) an obligation on the Group to purchase its own equity instruments (including the shares of a subsidiary) for cash or another financial asset. The Group recognizes these commitments as follows:
Put option liabilities (net of any proceeds received) are initially recorded in equity at the present value of the expected redemption amount payable and recorded as a liability in the statement of financial position. The present value is based on a discounted cash flow model, market multiples or a recent transaction during the current year in which the equity value was determined. This applies regardless of whether the Group has the discretion to settle in its own equity instruments or cash. Management’s judgments and estimates relate to the inputs used in determining the present value of the expected redemption amount payable.
The Group has elected to classify the gross obligation arising from business combinations in equity as part of non-controlling interest where the non-controlling interest shareholders still have an economic interest in the underlying business results.
In the event the non-controlling interest shareholders do not have an economic interest in the underlying business results, the Group recognizes the gross obligation under the put option and the corresponding non-controlling interest is eliminated.
Subsequent revisions to the expected redemption amount payable as well as the unwinding of the discount related to the measurement of the present value of the granted put option liability, are recognized in the consolidated statement of income. Where a granted put option expires unexercised or is cancelled, the carrying value of the financial liability is reclassified to the non-controlling reserve in equity. The difference between the carrying amount of the discharged liability and reserve recognized on acquisition of control from business combinations is recorded within equity (retained earnings).
i.Property and equipment
Property and equipment items are stated at purchase cost, less accumulated depreciation and impairment losses. Cost includes, where applicable, expenses directly attributable to the purchase of the assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Any costs related to maintenance and repairs are recorded as part of operating expenses when incurred.
Depreciation, recognized in the consolidated statement of income, is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life is periodically reviewed and updated prospectively if any amendment is required.
The estimated useful lives per category are as follows:

Furniture and fixtures	10 years
Building improvements	10 years
Office equipment	5 years
The carrying value of an item of property and equipment shall be derecognized on disposal or when no future economic benefits are expected from its use. Gains or losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in net income.
Although subject to depreciation, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
j.Intangible assets
Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Although subject to amortization, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
The Group has the following intangible assets with finite useful lives:
(i)placement agent fees, which are amortized over the terms of the respective investment funds, with an average estimated term ranging between 10 to 30 years;
(ii)software, with an average estimated useful life of 5 years;
(iii)contractual rights to earn future fee income relating to the acquisition of portfolio management contracts, which are amortized over the respective contractual periods of the underlying investment funds. Amortization details are included under note 14; and
(iv)brands, contractual rights, non-contractual customer relationships and non-compete arrangements, acquired through business combinations are recognized at fair value at the acquisition date, have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. Amortization details are included under note 14.
Intangible assets are derecognized on disposal or when no future economic benefits are expected from their use. The gain or loss from derecognition is recognized in the consolidated statement of income.
Goodwill
Goodwill in a business combination is recognized at the acquisition date when the purchase consideration, and the recognized amount of non-controlling interests exceeds the fair value of the identifiable net assets of the entity acquired. If the purchase consideration is lower than the fair value of the identifiable net assets of the acquiree (a gain from bargain purchase), the difference is recognized in the consolidated statement of income. The gain or loss on the disposal of an entity is calculated after consideration of attributable goodwill. Goodwill is carried at cost less accumulated impairment losses.
Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the cash generating unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, an impairment loss is recognized. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets. An impairment loss recognized for goodwill is not reversed in a subsequent period.
k.Employees’ benefits
(i)Short-term employee benefits
Current benefits are paid within twelve months and include salaries, social security contributions, bonuses and profit sharing, including carried interest allocations. These benefits are recognized on an accrual basis.
The Group recognizes a provision for profit sharing on an annual basis, according to guidance approved by Management. These amounts are recorded as ‘Personnel expenses’ in the consolidated statement of income.
(ii)Long-term employee benefits – long term incentive program
The long-term incentive plan (“LTIP”) is designed to retain key employees as well as provide alignment between them and the Company’s shareholders. The LTIP is overseen by a committee appointed by the board of directors which is responsible for its monitoring and implementation.
The LTIP governs the issuances of equity incentive awards with respect to Class A common shares. The board of directors may at its discretion adjust the number of Class A common shares available for issuance under the LTIP. Equity incentive awards may be granted to the Group’s employees, non-employee directors, officers, consultants, or other individual service providers as well as holders of equity compensation awards granted by an entity that may be acquired in the future.
Equity incentive awards may be granted in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other stock-based awards. Stock options and stock appreciation rights will have an exercise price determined by the administrator but that is no less than the fair market value of the underlying Class A common shares on the date of grant.
The vesting conditions for grants under the LTIP are determined by the administrator of the LTIP and, in the case of restricted stock or restricted stock units, are set forth in the applicable award documentation. For stock options, the administrator determines the exercise price of the option, the term of the option and the time or times at which the option may be exercised. Performance awards are subject to performance conditions as specified by the administrator and are settled in cash, Class A common shares, other awards, other property, net settlement or any combination thereof, as determined by the administrator in its discretion, following the end of the relevant performance period.
Share based incentive plan – equity incentive program
Under the LTIP, the Group has share based incentive plans defined as Performance Stock Units (“PSUs”) and Restricted Stock Units ("RSUs") which are granted to eligible participants and subject to achieving vesting conditions. Upon meeting vesting conditions, the PSUs and RSUs are convertible into Class A common shares of the Company.
PSU’s
The vesting conditions can be divided into two groups, time vesting conditions and market performance conditions.
The vesting period (time vesting conditions) is divided into three tranches as follows:
•third anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
•fourth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
•fifth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
As a market performance condition, the final number of Class A common shares delivered to the participants is also dependent on the Total Shareholder Return (“TSR”), including share price growth and dividends in comparison to a peer group. If TSR in comparison to the share price at the beginning of the grant is equal to or exceeds at least 8% per year at the end of the 3rd, 4th and 5th year grant anniversary, the PSUs are delivered to the participant. In addition to that, if the TSR is equal or above the TSR of a determined peer group at the end of the last vesting period, each participant shall be entitled to receive an additional number of PSUs (“boost grant”) equal to twenty per cent (20%) of the total number of PSUs originally granted to the participant.
If an eligible participant’s employment with the Company terminates during the vesting period, such rights shall be forfeited, except in limited circumstances approved on a case‑by‑case basis in accordance with the plan’s provisions.
The cost of the share-based incentive plan is measured using the fair value at the grant date. The cost is expensed over the service period with a corresponding increase in equity as the share-based incentive plans are settled in Class A common shares of the Company.
The total amount to be expensed is determined by reference to the fair value of the shares granted at the grant date, which is also based on:
•TSR; and
•The impact of any time-related vesting conditions (i.e. remaining an employee of the entity over a specified time).
The Monte Carlo simulation best reflects the market condition regarding the TSR of the Company in comparison to a minimum TSR of 8% per year, and also in comparison with a peer group. To estimate future share prices of the Company and its peer group, the model considers the share price on the grant date, the expected volatility, an estimated correlation between share prices and United States Treasury Bonds as the risk-free interest rate.
RSU’s
RSUs are dependent on time vesting conditions with no market conditions attached thereto.
The typical vesting period (time vesting conditions) is divided into three tranches as follows:
•third anniversary of the grant date, upon which one third (1/3) of the RSUs will become time vested.
•fourth anniversary of the grant date, upon which one third (1/3) of the RSUs will become time vested.
•fifth anniversary of the grant date, upon which one third (1/3) of the RSUs will become time vested.
RSUs subject to special grants may have a shorter or longer vesting period.
Impact of PSUs and RSUs on the consolidated statement of income
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the time vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in the consolidated statement of income, with a corresponding adjustment to equity.
Settlement of vested PSUs and RSUs
When the PSUs and RSUs are vested, the administrator will, at its discretion, direct the Group to deliver Class A common shares of the Company from either treasury shares or newly issued shares to satisfy the delivery of incentives pursuant to this share-based incentive plan. The administrator may also decide to settle the delivery of incentives pursuant to this share-based incentive plan in cash.
Equity reserves for the share-based incentive plan do not include any tax benefits on total share-based incentive plan expense. The tax benefits will be considered when the PSUs and RSUs are converted into Class A common shares.
l.Provisions, contingent assets and contingent liabilities
The recognition, measurement and disclosure of provisions, contingent assets and contingent liabilities and legal obligations are performed as per the below criteria:
•Provisions: are recognized in the financial statements when, based on Management’s assessment supported by the input from the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered probable, and whenever the amounts involved can be reliably measured.
•Contingent Assets: are not recognized, except if the realization of the asset is virtually certain.
•Contingent Liabilities: are disclosed in the notes to the financial statements when, based on Management’s assessment supported by input from the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered possible. The contingent liabilities for which the risk of an unfavorable outcome in a judicial or administrative proceeding is considered remote are neither accounted for nor disclosed.
•Contingent Liabilities recognized in business combinations: are accounted for at fair value on the date of acquisition and subsequently accounted for at the higher of:
i.the present value of future expected settlement; and
ii.the amount initially recognized less amounts subsequently derecognized.
    The above measurement of contingent liabilities recognized in business combinations applies until settled, cancelled or expired.
m.Leases
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group determines the lease term as the non-cancellable period of a lease, together with both: (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.
The Group does not hold lease contracts as a lessor. For the contracts in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the commencement date. A right-of-use asset is measured at cost at the commencement date, which consists of: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Group; and (d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the commencement date, the Group measures the right‑of‑use asset at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusts it for any remeasurement of the lease liability. The right-of-use asset is depreciated over the lease period.
At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications.
If the Group has contracts eligible as short-term leases and leases for which the underlying asset is of low value, the low value exemption is applied and the rental payment is recognized as an expense in the consolidated statement of income as incurred.
n.Revenues
The Group’s revenues from services consist of (i) management fees, (ii) performance fees, (iii) incentive fees, (iv) advisory fees and (v) other ancillary services fees, reported net of applicable taxes.
The Group follows a five-step model to recognize revenue: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Management fees are primarily related to management of investment funds. Management fees of illiquid investment funds are calculated as a fixed percentage over the committed capital and/or the deployed capital for each one of the investment funds following the relevant Limited Partnership Agreement or Private Placement Memorandum. Management fees of investment funds are generally based on an agreed percentage of Net Asset Value or Assets Under Management. Management fees are recognized when the services are provided, throughout the year that the Group provides the services to the investment fund. As manager of the investment funds, the Group may, at its sole discretion, decrease the percentage or amount of fees being paid by the investment funds directly or indirectly to the Group or fully waive the payment of fees paid by the investment funds, for a determined period of time or until the maturity of the investment funds. Revenue is not recognized in such cases.
Performance fees and other performance-based fees are primarily generated when the return of the investment funds surpasses the performance hurdle set out in the related charters. Since the investment funds’ performance is susceptible to market volatility and to factors out of the Group’s control, the related fees are considered to be a variable consideration. The Group recognizes these fees when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is highly improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Group, whereby the performance fee has then realized and can be reliably estimated. Once realized, performance fees typically cannot be clawed back. There are no other performance obligations or services provided which suggest these have been earned either before or after the realization date. Incentive fees are realized performance-based fees which are measured and received on a recurring basis, and not dependent on realization events from the underlying investments.
Advisory and other ancillary fees primarily relate to services provided to the investment funds’ invested companies; the first relates to support on acquisitions and the latter refers to value-creation ongoing consulting services. Advisory and other ancillary service fees are recognized as the services are provided and/or when certain transactions are completed, as applicable.
o.Finance income and Finance expenses
Finance income primarily consists of interest income and gains on short and long-term investments, gains from derivative instruments and foreign exchange gains in monetary items.
Finance expenses primarily include losses on short and long-term investments, losses from derivative instruments, interest expenses, foreign exchange losses in monetary items and banking costs on financial transactions, recognized on an accrual basis.
p.Income tax expenses – current and deferred
Income tax consists of current and deferred income taxes.
Current tax is the expected tax payable on the taxable income for the year and any adjustment to tax payable in respect of previous years. The income tax basis and the current tax rates are determined according to criteria established by the prevailing tax law applicable in the jurisdictions where the Company and its subsidiaries operate. Temporary differences for all subsidiaries have no statute of limitation and no limitation for offsetting.
Deferred tax is calculated using the statement of financial position method that is based on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, including deferred tax recognized in business combinations on fair value adjustments to assets acquired and liabilities assumed. The amount of deferred tax recognized is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities shall be recognized for unused tax losses as well as deductible and taxable temporary differences. Deferred tax assets are recognized only when it is probable that future taxable income will be generated and available to utilize the asset.
All the jurisdictions in which the Group operate have enacted rules on transfer pricing that require intragroup transactions to be conducted on arm’s-length terms. Brazil did not comprehensively adopt the arm’s length terms until December 28, 2022, when Provisional Measure No. 1,152/2022, later converted into Law No. 14,596/2023, was enacted to adapt the Brazilian transfer pricing rules to fully adopt the arm’s length standard. These provisions became effective as of January 2024 and were adopted by the Group.
The Group assessed uncertainty over the treatment of income tax and did not identify a significant impact on its taxable net income.
q.Foreign-currency transactions
Transactions denominated in foreign currencies (i.e., in any currency other than the respective functional currencies of the Group entities) are translated into the respective functional currencies of the Group at the exchange rates at the time of occurrence.
Monetary items are retranslated at each reporting date using the rates prevailing at that date. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost are not retranslated at each reporting date. Foreign exchange gains and losses are recognized in the consolidated statement of income.
To present the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period and exchange differences arising, if any, are recognized in the consolidated statement of comprehensive income and accumulated in a cumulative translation adjustment reserve.
r.Dividends
Dividend distribution to the Company’s shareholders is recognized directly in equity in the Group’s consolidated financial statements in the period in which the dividend is declared. For purposes of the consolidated statement of cash flows, dividends paid are included as cash flows used in financing activities.
s.New and amended accounting standards adopted by the Group
The Group has applied the following standard for the first time in their annual reporting period commencing January 1, 2025:
•Lack of Exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates that addresses the challenges entities face when a currency cannot be exchanged for another currency. The implementation of this standard had no significant impact on the Group's consolidated financial statements as all currencies of subsidiaries are exchangeable with the U.S. Dollar.
t.New standards and interpretations not yet adopted by the Group – applicable and mandatory for fiscal years beginning on or after January 1, 2026:
January 1, 2026
Amendments to:
•IFRS 9 Classification and Measurement of Financial Instruments
•IFRS 7 Financial Instruments: Disclosures
•Contracts Referencing Nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7
•IFRS 1 First-time Adoption of International Financial Reporting Standards
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7
•IFRS 9 Financial Instruments
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash flows
Impact of new and amendments to standards on the Group
The implementation of the amendments above is not expected to have a significant impact on the Group's consolidated financial statements.
January 1, 2027
•IFRS 18 Presentation and Disclosure in Financial Statements
•IFRS 19 Subsidiaries without Public Accountability: Disclosures
•IAS 21 Translation to a Hyperinflationary Presentation Currency: Amendments to IAS 21
Impact of new and amendments to standards on the Group
IFRS 18 will impact the Group's consolidated financial statements in the following manner:
i.The order of disclosure in the consolidated statement of income with additional subtotals as required by IFRS 18;
ii.The disclosure of Management's performance measures in the Group's consolidated financial statements; and
iii.A reconciliation of Management's performance measures to the most appropriate subtotal in the consolidated statement of income, if different.
IFRS 19 is not expected to have a significant impact on the Group's consolidated financial statements.
IAS 21 is not expected to have a significant impact on the Group's consolidated financial statements.